Income Taxes - Deferred tax assets (liabilities) (Details) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Deferred tax liability (asset)	$ 21,687,611	$ 13,736,053
Unrecognized deferred tax asset	(21,687,611)	(13,736,053)
CANADA
Income Taxes
Non-capital tax losses	34,830,000
UNITED STATES
Income Taxes
Non-capital tax losses	20,076,000
Unused tax losses [member]
Income Taxes
Deferred tax liability (asset)	13,619,710	8,119,908
Capital assets
Income Taxes
Deferred tax liability (asset)	5,489,443	2,979,317
Lease Liability
Income Taxes
Deferred tax liability (asset)	79,810
Mineral property interests
Income Taxes
Deferred tax liability (asset)	1,867,068	1,765,416
Share issue costs
Income Taxes
Deferred tax liability (asset)	$ 631,580	$ 871,412